Shareholder Report, Holdings (Details)	Jun. 30, 2026
Shelton Emerging Markets Fund - Institutional Class Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
Shelton Emerging Markets Fund - Institutional Class Shares | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Shelton Emerging Markets Fund - Institutional Class Shares | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Shelton Emerging Markets Fund - Institutional Class Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Shelton Emerging Markets Fund - Institutional Class Shares | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Emerging Markets Fund - Institutional Class Shares | FirstRand Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Shelton Emerging Markets Fund - Institutional Class Shares | Realtek Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton Emerging Markets Fund - Institutional Class Shares | Guotai Haitong Securities Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton Emerging Markets Fund - Institutional Class Shares | Itau Unibanco Holding SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Shelton Emerging Markets Fund - Institutional Class Shares | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Shelton Emerging Markets Fund - Institutional Class Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%
Shelton Emerging Markets Fund - Institutional Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
Shelton Emerging Markets Fund - Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Shelton Emerging Markets Fund - Institutional Class Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Shelton Emerging Markets Fund - Institutional Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Shelton Emerging Markets Fund - Institutional Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton Emerging Markets Fund - Institutional Class Shares | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Shelton Emerging Markets Fund - Institutional Class Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton Emerging Markets Fund - Institutional Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Shelton Emerging Markets Fund - Institutional Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Shelton Emerging Markets Fund - Investor Class Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
Shelton Emerging Markets Fund - Investor Class Shares | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Shelton Emerging Markets Fund - Investor Class Shares | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Shelton Emerging Markets Fund - Investor Class Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Shelton Emerging Markets Fund - Investor Class Shares | Ping An Insurance Group Co of China Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Emerging Markets Fund - Investor Class Shares | FirstRand Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Shelton Emerging Markets Fund - Investor Class Shares | Realtek Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton Emerging Markets Fund - Investor Class Shares | Guotai Haitong Securities Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton Emerging Markets Fund - Investor Class Shares | Itau Unibanco Holding SA [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Shelton Emerging Markets Fund - Investor Class Shares | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Shelton Emerging Markets Fund - Investor Class Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%
Shelton Emerging Markets Fund - Investor Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.10%
Shelton Emerging Markets Fund - Investor Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Shelton Emerging Markets Fund - Investor Class Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Shelton Emerging Markets Fund - Investor Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Shelton Emerging Markets Fund - Investor Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Shelton Emerging Markets Fund - Investor Class Shares | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Shelton Emerging Markets Fund - Investor Class Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Shelton Emerging Markets Fund - Investor Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Shelton Emerging Markets Fund - Investor Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Shelton International Select Equity Fund - Institutional Class Shares | Fuji Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Shelton International Select Equity Fund - Institutional Class Shares | Nordnet AB publ [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Shelton International Select Equity Fund - Institutional Class Shares | Keller Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Shelton International Select Equity Fund - Institutional Class Shares | Asahi Intecc Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Shelton International Select Equity Fund - Institutional Class Shares | Fuso Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Shelton International Select Equity Fund - Institutional Class Shares | Meidensha Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Shelton International Select Equity Fund - Institutional Class Shares | Firstgroup PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Shelton International Select Equity Fund - Institutional Class Shares | Nissan Chemical Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton International Select Equity Fund - Institutional Class Shares | Tokyo Ohka Kogyo Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton International Select Equity Fund - Institutional Class Shares | Rockpoint Gas Storage Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton International Select Equity Fund - Institutional Class Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Shelton International Select Equity Fund - Institutional Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
Shelton International Select Equity Fund - Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
Shelton International Select Equity Fund - Institutional Class Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Shelton International Select Equity Fund - Institutional Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
Shelton International Select Equity Fund - Institutional Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Shelton International Select Equity Fund - Institutional Class Shares | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Shelton International Select Equity Fund - Institutional Class Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Shelton International Select Equity Fund - Institutional Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Shelton International Select Equity Fund - Institutional Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Shelton International Select Equity Fund - Investor Class Shares | Fuji Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Shelton International Select Equity Fund - Investor Class Shares | Nordnet AB publ [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Shelton International Select Equity Fund - Investor Class Shares | Keller Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Shelton International Select Equity Fund - Investor Class Shares | Asahi Intecc Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Shelton International Select Equity Fund - Investor Class Shares | Fuso Chemical Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Shelton International Select Equity Fund - Investor Class Shares | Meidensha Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Shelton International Select Equity Fund - Investor Class Shares | Firstgroup PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Shelton International Select Equity Fund - Investor Class Shares | Nissan Chemical Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton International Select Equity Fund - Investor Class Shares | Tokyo Ohka Kogyo Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton International Select Equity Fund - Investor Class Shares | Rockpoint Gas Storage Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Shelton International Select Equity Fund - Investor Class Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Shelton International Select Equity Fund - Investor Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
Shelton International Select Equity Fund - Investor Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
Shelton International Select Equity Fund - Investor Class Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Shelton International Select Equity Fund - Investor Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
Shelton International Select Equity Fund - Investor Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Shelton International Select Equity Fund - Investor Class Shares | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Shelton International Select Equity Fund - Investor Class Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Shelton International Select Equity Fund - Investor Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Shelton International Select Equity Fund - Investor Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Beach Acquisition Bidco LLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | AMC Entertainment Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Sirius XM Radio LLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | 1261229 BC Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Vornado Realty LP [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | PetSmart LLC / PetSmart Finance Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Mars Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Beach Acquisition Bidco LLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | AMC Entertainment Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Sirius XM Radio LLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | 1261229 BC Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Vornado Realty LP [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | PetSmart LLC / PetSmart Finance Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Mars Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Shelton Equity Premium Income ETF Shares | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Shelton Equity Premium Income ETF Shares | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Shelton Equity Premium Income ETF Shares | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Shelton Equity Premium Income ETF Shares | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Shelton Equity Premium Income ETF Shares | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Shelton Equity Premium Income ETF Shares | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Shelton Equity Premium Income ETF Shares | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Shelton Equity Premium Income ETF Shares | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Shelton Equity Premium Income ETF Shares | Amazon.com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Shelton Equity Premium Income ETF Shares | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Shelton Equity Premium Income ETF Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
Shelton Equity Premium Income ETF Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
Shelton Equity Premium Income ETF Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Shelton Equity Premium Income ETF Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Shelton Equity Premium Income ETF Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Shelton Equity Premium Income ETF Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
Shelton Equity Premium Income ETF Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Shelton Equity Premium Income ETF Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Shelton Equity Premium Income ETF Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Visa Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Coca-Cola Europacific Partners PLC [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
ICON CONSUMER SELECT FUND - Institutional Class Shares | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Voya Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
ICON CONSUMER SELECT FUND - Institutional Class Shares | eBay Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Koninklijke Ahold Delhaize NV [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON CONSUMER SELECT FUND - Institutional Class Shares | The Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	64.50%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
ICON CONSUMER SELECT FUND - Institutional Class Shares | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
ICON CONSUMER SELECT FUND - Investor Class Shares | Visa Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
ICON CONSUMER SELECT FUND - Investor Class Shares | Coca-Cola Europacific Partners PLC [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
ICON CONSUMER SELECT FUND - Investor Class Shares | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
ICON CONSUMER SELECT FUND - Investor Class Shares | Arch Capital Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
ICON CONSUMER SELECT FUND - Investor Class Shares | Equitable Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
ICON CONSUMER SELECT FUND - Investor Class Shares | Voya Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
ICON CONSUMER SELECT FUND - Investor Class Shares | eBay Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON CONSUMER SELECT FUND - Investor Class Shares | Koninklijke Ahold Delhaize NV [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON CONSUMER SELECT FUND - Investor Class Shares | The Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON CONSUMER SELECT FUND - Investor Class Shares | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON CONSUMER SELECT FUND - Investor Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	64.50%
ICON CONSUMER SELECT FUND - Investor Class Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
ICON CONSUMER SELECT FUND - Investor Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
ICON CONSUMER SELECT FUND - Investor Class Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
ICON CONSUMER SELECT FUND - Investor Class Shares | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
ICON EQUITY FUND - Institutional Class Shares | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
ICON EQUITY FUND - Institutional Class Shares | Kaiser Aluminum Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
ICON EQUITY FUND - Institutional Class Shares | Extreme Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
ICON EQUITY FUND - Institutional Class Shares | Delta Air Lines Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON EQUITY FUND - Institutional Class Shares | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
ICON EQUITY FUND - Institutional Class Shares | Douglas Dynamics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
ICON EQUITY FUND - Institutional Class Shares | Horace Mann Educators Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
ICON EQUITY FUND - Institutional Class Shares | MSC Industrial Direct Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
ICON EQUITY FUND - Institutional Class Shares | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
ICON EQUITY FUND - Institutional Class Shares | Kearny Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
ICON EQUITY FUND - Institutional Class Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
ICON EQUITY FUND - Institutional Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
ICON EQUITY FUND - Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
ICON EQUITY FUND - Institutional Class Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
ICON EQUITY FUND - Institutional Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
ICON EQUITY FUND - Institutional Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
ICON EQUITY FUND - Institutional Class Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
ICON EQUITY FUND - Institutional Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
ICON EQUITY FUND - Institutional Class Shares | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
ICON EQUITY FUND - Investor Class Shares | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
ICON EQUITY FUND - Investor Class Shares | Kaiser Aluminum Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
ICON EQUITY FUND - Investor Class Shares | Extreme Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
ICON EQUITY FUND - Investor Class Shares | Delta Air Lines Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON EQUITY FUND - Investor Class Shares | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
ICON EQUITY FUND - Investor Class Shares | Douglas Dynamics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
ICON EQUITY FUND - Investor Class Shares | Horace Mann Educators Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
ICON EQUITY FUND - Investor Class Shares | MSC Industrial Direct Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
ICON EQUITY FUND - Investor Class Shares | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
ICON EQUITY FUND - Investor Class Shares | Kearny Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
ICON EQUITY FUND - Investor Class Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
ICON EQUITY FUND - Investor Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
ICON EQUITY FUND - Investor Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
ICON EQUITY FUND - Investor Class Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
ICON EQUITY FUND - Investor Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
ICON EQUITY FUND - Investor Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
ICON EQUITY FUND - Investor Class Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
ICON EQUITY FUND - Investor Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
ICON EQUITY FUND - Investor Class Shares | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
ICON EQUITY INCOME FUND - Institutional Class Shares | Horace Mann Educators Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
ICON EQUITY INCOME FUND - Institutional Class Shares | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
ICON EQUITY INCOME FUND - Institutional Class Shares | Evergy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
ICON EQUITY INCOME FUND - Institutional Class Shares | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
ICON EQUITY INCOME FUND - Institutional Class Shares | ING Groep NV [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON EQUITY INCOME FUND - Institutional Class Shares | KeyCorp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
ICON EQUITY INCOME FUND - Institutional Class Shares | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
ICON EQUITY INCOME FUND - Institutional Class Shares | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON EQUITY INCOME FUND - Institutional Class Shares | The AES Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
ICON EQUITY INCOME FUND - Institutional Class Shares | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
ICON EQUITY INCOME FUND - Institutional Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
ICON EQUITY INCOME FUND - Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
ICON EQUITY INCOME FUND - Institutional Class Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
ICON EQUITY INCOME FUND - Institutional Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON EQUITY INCOME FUND - Institutional Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
ICON EQUITY INCOME FUND - Institutional Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
ICON EQUITY INCOME FUND - Institutional Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
ICON EQUITY INCOME FUND - Institutional Class Shares | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
ICON EQUITY INCOME FUND - Institutional Class Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
ICON EQUITY INCOME FUND - Investor Class Shares | Horace Mann Educators Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
ICON EQUITY INCOME FUND - Investor Class Shares | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
ICON EQUITY INCOME FUND - Investor Class Shares | Evergy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
ICON EQUITY INCOME FUND - Investor Class Shares | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
ICON EQUITY INCOME FUND - Investor Class Shares | ING Groep NV [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON EQUITY INCOME FUND - Investor Class Shares | KeyCorp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
ICON EQUITY INCOME FUND - Investor Class Shares | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
ICON EQUITY INCOME FUND - Investor Class Shares | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON EQUITY INCOME FUND - Investor Class Shares | The AES Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
ICON EQUITY INCOME FUND - Investor Class Shares | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
ICON EQUITY INCOME FUND - Investor Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.50%
ICON EQUITY INCOME FUND - Investor Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
ICON EQUITY INCOME FUND - Investor Class Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
ICON EQUITY INCOME FUND - Investor Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON EQUITY INCOME FUND - Investor Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
ICON EQUITY INCOME FUND - Investor Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
ICON EQUITY INCOME FUND - Investor Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%
ICON EQUITY INCOME FUND - Investor Class Shares | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
ICON EQUITY INCOME FUND - Investor Class Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | UMH Properties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | STWD 2021-FL2 Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | The PNC Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | CBAT 2026-1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | BXMT 2021-FL4 Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | MRQI 2026-HI1A C [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Nationwide Financial Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.50%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
ICON FLEXIBLE BOND FUND - Institutional Class Shares | Mortgage Securities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
ICON FLEXIBLE BOND FUND - Investor Class Shares | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
ICON FLEXIBLE BOND FUND - Investor Class Shares | UMH Properties Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
ICON FLEXIBLE BOND FUND - Investor Class Shares | STWD 2021-FL2 Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
ICON FLEXIBLE BOND FUND - Investor Class Shares | The PNC Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
ICON FLEXIBLE BOND FUND - Investor Class Shares | CBAT 2026-1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
ICON FLEXIBLE BOND FUND - Investor Class Shares | BXMT 2021-FL4 Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
ICON FLEXIBLE BOND FUND - Investor Class Shares | MRQI 2026-HI1A C [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Nationwide Financial Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.50%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
ICON FLEXIBLE BOND FUND - Investor Class Shares | Mortgage Securities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | MKS Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | ScanSource Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Avnet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Crane NXT Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | MKS Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | ScanSource Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Avnet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Crane NXT Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Douglas Dynamics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | ZTO Express Cayman Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Knight-Swift Transportation Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Antero Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | ArcelorMittal SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Century Aluminum Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Steel Dynamics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | HF Sinclair Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Douglas Dynamics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | ZTO Express Cayman Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Knight-Swift Transportation Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Antero Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | ArcelorMittal SA [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Century Aluminum Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Steel Dynamics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | HF Sinclair Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Consumer, Non-cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Evergy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Consolidated Edison Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | NiSource Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Ameren Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Eversource Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	89.60%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Evergy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Consolidated Edison Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | NiSource Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Ameren Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Eversource Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	89.60%
ICON UTILITIES AND INCOME FUND - Investor Class Shares | Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%